Note 2 - Investments (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	$ 207,021		$ 281,031	$ 420,699
Proceeds from Sale, Maturity and Collection of Investments	$ 969,740	$ 245,640	$ 1,674,014	1,236,063
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	66		66
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 0		$ 0	$ 0
Available-for-sale Equity Securities, Accumulated Gross Unrealized Gain, before Tax	$ 469,519		$ 520,516
Fixed Income Securities [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	33		35
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	22		23
Common Stock [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	7		4
Corporate Debt Securities [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2		2
Preferred Stock [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1		1
Senior Loan Fund [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1		1